Financial Assets And Financial Liabilities - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2019	Apr. 04, 2018	Aug. 15, 2017	Aug. 01, 2017	Jul. 31, 2020	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 26, 2021	Sep. 11, 2019
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities					$ 40,500,000							$ 33,966,570,000
Loan agreement, principal amount							$ 304,767,000	$ 539,786,000	$ 451,413,000	$ 304,767,000
Loan agreement, expiration date					January 2021
Percentage of argentine peso depreciated						8.00%	105.00%
Inflation retail price indices											100.00%
Inflation wholesale price index								200.00%	180.00%	140.00%	75.00%
Domestic currency, percentage of devaluation								41.00%	59.00%	100.00%
Annual interest rate, percentage of increase								39.00%	65.00%	60.00%
Maximum borrowing capacity													$ 300,000,000
USD
Disclosure of detailed information about financial instruments [line items]
variable interest rate							8.06%	5.69%	6.67%	8.06%
ARS
Disclosure of detailed information about financial instruments [line items]
variable interest rate							0.00%	38.81%	59.90%	0.00%
Aleph Midstream S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity													$ 150,000,000
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, principal amount							$ 152,048,000	$ 353,449,000	$ 288,474,000	$ 152,048,000
Indebtedness subject to variable interest rates							50.00%	35.00%	36.00%	50.00%
Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of argentine peso depreciated								41.00%	59.00%
Series A warrants [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued	5,000,000		65,000,000
Warrants issued, exercise price per share	$ 11.50		$ 11.50
Proceeds From Issuance Of Warrants			$ 18,000
Series A warrants [member] | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input							0.10%	0.10%	0.10%	0.10%
Amount of increase in Financial Obligation								$ 76,000	$ 901,000	$ 820,000
Percentage of decrease in unobersrvable input							0.10%	0.10%	0.10%	0.10%
Amount of decrease in Financial Obligation								$ 66	$ 878	$ 828,000
Series A warrants [member] | Annualized volatility [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input							50.00%	50.00%	50.00%	50.00%
Amount of increase in Financial Obligation								$ 32,000	$ 506,000	$ 245,000
Percentage of decrease in unobersrvable input							50.00%	50.00%	50.00%	50.00%
Amount of decrease in Financial Obligation								$ 31,000	$ 519,000	$ 259,000
Series A warrants [member] | Sponsor [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued				29,680,000
Warrants issued, exercise price per share				$ 11.50
Proceeds From Issuance Of Warrants				$ 14,840,000
Notes Program [member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities									$ 800,000,000
Bridge Loan Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, principal amount		$ 11,904,000
Loan agreement, expiration date		February 11, 2019
Bridge Loan Agreement [Member] | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, principal amount		$ 260,000,000
First Tranche Of The Syndicated Loan [member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities					$ 13,500,000
Loan agreement, expiration date					July 2020
Deferral of loan repayment					$ 4,500,000
Second Tranche Of The Syndicated Loan [member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities					$ 27,000,000